Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current assets:
Cash	$ 3,537	$ 27,476	$ 46,342
Accounts receivable, net	4,807	37,342	31,486
Inventories	1,481	11,502	14,088
Prepaid expenses and other current assets	474	3,679	6,017
Total current assets	10,299	79,999	97,933
Property, plant and equipment, net	144	1,118	1,244
Right-of-use assets	1,969	15,295	3,801
Total non-current assets	2,113	16,413	5,045
TOTAL ASSETS	12,412	96,412	102,978
Current liabilities
Bank loan - current	1,416	11,000	11,000
Accounts payable	1,960	15,223	18,482
Other payables and accrued liabilities	813	6,313	7,049
Lease liabilities - current	750	5,822	4,060
Amounts due to related parties	393	3,056	2,413
Total current liabilities	5,332	41,414	43,004
Non-current liabilities
Lease liabilities - non-current	1,221	9,482	198
TOTAL LIABILITIES	6,553	50,896	43,202
Commitments and contingencies
Shareholders’ equity
Preference shares US$0.0001 par value per share; 3,000,000 authorized capital; nil shares issued and outstanding
Ordinary shares US$0.0001 par value per share; 300,000,000 authorized capital; 11,062,500 shares issued and outstanding (2023: 11,000,000 shares issued and outstanding)	1	9	9
Additional paid-in capital	3,936	30,570	28,494
Statutory reserve	361	2,806	2,806
Retained earnings	1,704	13,239	28,721
Accumulated other comprehensive loss	(143)	(1,108)	(254)
Total shareholders' equity	5,859	45,516	59,776
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 12,412	$ 96,412	$ 102,978